Securities purchased (sold) under resale (repurchase) agreements - Summary of securities purchased under agreements to resell (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Expected credit loss	R$ (2,565)	R$ (2,364)
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	R$ 17,063,099	R$ 22,057,137
Investments in purchase and sale commitments, interest rate	15.44%	12.30%
Collateral held
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	R$ 3,295,803	R$ 3,163,705
Collateral held | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	2,530,502	3,020,502
Collateral held | Debentures [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	573,982	27,560
Collateral held | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	101,281	11,073
Collateral held | Other Securities purchased (sold) under resale (repurchase) agreements [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	90,038	104,570
Collateral repledge [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	11,866,126	18,895,796
Collateral repledge [Member] | Debentures [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	8,761,184	4,304,132
Collateral repledge [Member] | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	1,729,958	1,982,544
Collateral repledge [Member] | Agribusiness Receivables Certificates (CRA) [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	0	120,652
Collateral repledge [Member] | Other Securities purchased (sold) under resale (repurchase) agreements [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	482,098	375,193
Collateral repledge [Member] | Interbank Deposits Certificates [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	632,257	815,302
Collateral sold [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	1,903,735	0
Collateral sold [Member] | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	R$ 1,903,735	R$ 0